SCHEDULE OF CURRENT LEGAL PROCEEDINGS (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Loss Contingencies [Line Items]
Recorded in Account Payable	$ 3,229,093
Recorded in Accrued legal expenses	$ 2,849,585
Wang Zhangang [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Wang Zhangang
Loss Contingency, Name of Defendant	Zibo Jingyang, Ganzhou Zhangyang
Loss contingency cause of action	Labor disputes
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 3,909
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Zhangdian District Labor Dispute Arbitration Committee
Shenzhen Haiying Science & Technology Co., Ltd. [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Haiying Science & Technology Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang, Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 37,680
Recorded in Accrued legal expenses	$ 6,672
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Shenzhen Futian District People’s Court
Suzhou Industrial Park Deyanfu Mechanical Equipment Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Suzhou Industrial Park Deyanfu Mechanical Equipment Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 1,117
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Suzhou Industrial Park People’s Court
Ganzhou Dari Mechanical And Electrical Equipment Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 37,691
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Ganzhou Economic and Technological Development Zone People’s Court
Ganzhou Dari Mechanical And Electrical Equipment Co Ltd One [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Ganzhou Dari Mechanical and Electrical Equipment Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 14,056
Recorded in Accrued legal expenses	$ 30,481
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Jiangxi Province Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Kaifu Mechanical And Electrical Equipment Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Kaifu Mechanical and Electrical Equipment Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 20,102
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Longgang District People’s Court
Shenzhen Yuqiang New Materials Co Ltd Zhongshan Branch [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Yuqiang New Materials Co., Ltd., Zhongshan Branch
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 10,965
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Zhongshan City Second People’s Court
Deng Yongbo [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Deng Yongbo
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Labor disputes
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 11,402
Recorded in Accrued legal expenses	$ 22,565
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Huizhou Huicheng District Labor and Personnel Dispute Arbitration Committee
Shenzhen Kuayue Express Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Kuayue Express Co., Ltd.
Loss Contingency, Name of Defendant	Yilon Energy, Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 10,746
Recorded in Accrued legal expenses	$ 3,856
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Shenzhen Bao’an District People’s Court
Shenzhen Jintongda Machinery Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Jintongda Machinery Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 45,598
Recorded in Accrued legal expenses	$ 8,389
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Ganzhou Economic and Technological Development Zone People’s Court
Shenzhen Fengshengyuan Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Fengshengyuan Technology Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 14,300
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Guangzhou Intermediate People’s Court
Shandong Chuangying Flooring Engineering Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shandong Chuangying Flooring Engineering Co., Ltd.
Loss Contingency, Name of Defendant	Zibo Jingyang, Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 1,674
Recorded in Accrued legal expenses	$ 901
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Zibo Zhangdian District People’s Court Fengshui Tribunal
Shenzhen Haoneng Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Haoneng Technology Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang,Huizhou Jingyang,
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 83,757
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Zibo Zhangdian District People’s Court Fengshui Court
Shenzhen Yanxiangda Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Yanxiangda Technology Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 45,349
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Pingshan District Court, Shenzhen
Amphenol Automotive Connection Systems Changzhou Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Amphenol Automotive Connection Systems Changzhou Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 11,284
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Changzhou Xinbei District People’s Court
Lanzhou Electric Motor Co Ltd Companies [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Lanzhou Electric Motor Co., Ltd. Companies
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 2,801,775
Recorded in Accrued legal expenses	$ 576,551
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Lanzhou New District People’s Court
Shenzhen Lingyueda Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Shenzhen Lingyueda Technology Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 14,204
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Shenzhen Guangming District People’s Court
Suzhou Qinglizi New Energy Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Suzhou Qinglizi New Energy Technology Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang, Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 9,844
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Taicang District People’s Court
Yutong Bus Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Yutong Bus Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang & Elong Power (Ganzhou)
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 438,768
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Zhengzhou Guancheng District People’s Court
Liu Yongjian Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Liu Yongjian
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Labor disputes
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 398
Recorded in Accrued legal expenses	$ 3,438
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Ganzhou Economic and Technological Development Zone Labor Arbitration Committee
Ganzhou Tongcheng Hardware and Electrical Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Ganzhou Tongcheng Hardware & Electrical Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 16,006
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Ganzhou Economic and Technological Development Zone People’s Court
Lanjun Hardware And Electrical Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Lanjun Hardware & Electrical Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 2,540
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Ganzhou Economic and Technological Development Zone People’s Court
Quanxing Hardware And Electrical Distribution Department [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Quanxing Hardware and Electrical Distribution Department
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 14,795
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Quanxing Hardware and Electrical Distribution Department
Ganzhou Jiankong Investment Holding Group Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Ganzhou Jiankong Investment Holding Group Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 1,188
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Ganzhou Economic and Technological Development Zone People’s Court
Xianning Fengdan Public Transport Holding Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Xianning Fengdan Public Transport Holding Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang, Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Judgment effected
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 906,103
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Xianning Xianning District People’s Court
Ganzhou Gert Machinery Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Ganzhou Gert Machinery Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 4,934
Recorded in Accrued legal expenses	$ 36
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Ganzhou Economic and Technological Development Zone People’s Court
Jiangxi Guangtai Environmental Engineering Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Jiangxi Guangtai Environmental Engineering Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang,Huizhou Jingyang,
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 15,224
Recorded in Accrued legal expenses	$ 1,097
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Huaxi District People’s Court, Guiyang City, Guizhou Province
Connet Changzhou Intelligent Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Connet (Changzhou) Intelligent Technology Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable	$ 4,769
Recorded in Accrued legal expenses
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Ganzhou Economic and Technological Development Zone People’s Court
Chery Wanda Guizhou Bus Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Chery Wanda Guizhou Bus Co., Ltd.
Loss Contingency, Name of Defendant	Huizhou Jingyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 805,428
Loss contingency status of subsequent updates to filing date	No change
Loss Contingency, Settlement Agreement, Court	Guiyang Huaxi District People’s Court
Xiamen GOLDEN DRAGON Bus Co Ltd [Member]
Loss Contingencies [Line Items]
Loss Contingency, Name of Plaintiff	Xiamen GOLDEN DRAGON Bus Co., Ltd.
Loss Contingency, Name of Defendant	Ganzhou Zhangyang
Loss contingency cause of action	Contractual Dispute
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator	Case applying for preservation
Recorded in Account Payable
Recorded in Accrued legal expenses	$ 39,086